INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
Cost	$ 237,220	$ 238,296
Accumulated amortization	167,148	153,406
Net book value	70,072	84,890
Estimated annual amortization expense
2020	13,590
2021	9,360
2022	8,311
2023	8,009
2024	7,960
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	15,416	15,163
Accumulated amortization	13,540	13,328
Net book value	1,876	1,835
Licenses [Member]
INTANGIBLE ASSETS
Cost	52,517	50,740
Accumulated amortization	48,912	49,112
Net book value	3,605	1,628
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	27,824	28,277
Accumulated amortization	22,326	18,671
Net book value	5,498	9,606
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	116,576	118,741
Accumulated amortization	69,883	61,993
Net book value	46,693	56,748
Brand [Member]
INTANGIBLE ASSETS
Cost	14,613	14,854
Accumulated amortization	3,727	2,536
Net book value	10,886	12,318
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	10,274	10,521
Accumulated amortization	8,760	7,766
Net book value	$ 1,514	$ 2,755